Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

(dollars in millions)	2014	2013
Current assets	$1,820	$1,616
Noncurrent assets	756	1,066
Total assets	$2,576	$2,682
Current liabilities	$1,795	$1,895
Noncurrent liabilities	1,227	1,085
Total liabilities	$3,022	$2,980

Schedule of Goodwill [Text Block]

(dollars in millions)	Balance as of January 1, 2014	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2014
Otis	$1,741	$35	$(112)	$1,664
UTC Climate, Controls & Security	9,727	13	(332)	9,408
Pratt & Whitney	1,273	208	—	1,481
UTC Aerospace Systems	15,069	—	(177)	14,892
Sikorsky	353	—	(6)	347
Total Segments	28,163	256	(627)	27,792
Eliminations and other	5	—	(1)	4
Total	$28,168	$256	$(628)	$27,796

Intangible Assets Disclosure [Text Block]

	2014		2013
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$2,103	$(1,309)	$2,234	$(1,295)
Patents and trademarks	361	(190)	380	(181)
IAE collaboration	2,872	(20)	2,273	—
Customer relationships and other	12,189	(2,623)	12,049	(2,199)
	17,525	(4,142)	16,936	(3,675)
Unamortized:
Trademarks and other	2,177	—	2,260	—
Total	$19,702	$(4,142)	$19,196	$(3,675)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(dollars in millions)	2015	2016	2017	2018	2019
Amortization expense	$707	$715	$764	$828	$806